Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 409,589	$ 226,745	$ 679,005	$ 365,994
Former Management Fees				129,705
Stock-based compensation
Total	$ 409,589	$ 226,745	$ 679,005	$ 495,699